UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2017

Date of reporting period: September 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NOMURA HIGH YIELD FUND

ANNUAL REPORT

SEPTEMBER 30, 2017

Investment Adviser:

NOMURA ASSET MANAGEMENT U.S.A. INC.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-777-7818; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017 (Unaudited)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Nomura High Yield Fund’s (the “Fund”) performance for the fiscal year ended September 30, 2017 was 8.74% in terms of Net Asset Value (“NAV”) per share. The corresponding return for the Bank of America Merrill Lynch U.S. High Yield Constrained Index (the “Benchmark”) was 9.05%. Therefore, the Fund underperformed the benchmark by 0.31%.

The fourth quarter of 2016 saw a post-election rally in the U.S. high yield market, as market participants appeared to have a positive view of the pro-business tilt of the incoming U.S. presidential administration. Boosting economic growth was said to be one of President-elect Trump’s primary objectives. Oil prices also rallied in December and supported the market.

U.S. economic data was solid to begin 2017, including surveys about business and consumer confidence. During January, the likely beneficiaries of the new presidential administration’s proposed policies continued to trade well, including infrastructure, commodities, and rental equipment. Oil prices held their gains as the Organization of the Petroleum Exporting Countries (“OPEC”) seemed to be enforcing its production cuts, helping energy bonds perform well. The market continued to rally throughout February, driven by a combination of continued political optimism, rising equity prices, solid economic data, strong earnings, plateauing Treasury yields, and modest net new issuance.

March brought a moderate sell-off, due to profit taking, a heavy new issue calendar, the fall in West Texas Intermediate (“WTI”) crude from $54 to $48, and some loss of faith in the Trump agenda. However, the market rallied back when the Federal Reserve (the “Fed”) affirmed their “dots” of expected rate increases, the new issue calendar slowed down considerably, and oil rallied late in the month. This collectively encouraged inflows back to the market.

During April and May, the high yield market continued its rally from the calendar year first quarter, thanks to falling Treasury yields as the growth outlook moderated, good corporate earnings, a weaker U.S. Dollar, and the success of Emmanuel Macron in the French presidential election. Technical factors were also positive, as the new issue calendar did not see much net supply.

With regard to global central banks, both the Fed and the European Central Bank (“ECB”) delivered the expected monetary policy decisions at their respective June meetings. However, the language coming out of both bodies was viewed as hawkish. Additionally, the crude oil market sold off, because global demand did not exceed supply, contrary to expectations. The U.S., along with Libya and Nigeria, produced more oil than expected, at the same time that Chinese demand lagged expectations.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017 (Unaudited)

In June and July, high yield market sentiment was supported by the solid outlook for both global growth and corporate earnings. WTI crude oil prices then rebounded somewhat, as U.S. inventory data was positive and some large drillers cut their capital expenditure plans. In addition, most commodities were trading well with the outlook for healthy global growth. The 3% fall in the U.S. dollar helped earnings for U.S.-based companies that either sell products globally or compete with imports. High yield market technicals benefitted from an unusually slow new issue calendar in July.

High yield spreads widened throughout the month of August as elevated new issue volumes weighed on the market. August proved to be surprisingly active in the new issue market. Volumes were the highest since August 2012, and ended the month with $20.8 billion priced in new deals. Additionally, consumer sentiment among Americans climbed in August to a three-month high, amid an improving outlook for household finances and the economy, according to a University of Michigan report. The sentiment index was higher during the first eight months of 2017 than in any year since 2000.

The high yield market rallied during September, driven primarily by the strengthening Energy sector and the prospect for fiscal stimulus in the U.S. The Fund’s outperformance during the month can generally be attributed to several factors, but our overweights in the Energy — Exploration & Production and Gas Distribution sectors were the main drivers. WTI crude oil prices rallied from $46 at the end of August to almost $52 at the end of September. The positive momentum in crude oil prices can be attributed to lower rig counts, stronger global demand, the after effects of the recent hurricanes to hit the U.S. (Harvey, Irma, and José) and building optimism around OPEC cuts and inventory.

On September 27th, President Trump and Republican Congressional leaders released a framework for potential changes to the U.S. tax code. The stated goals of the proposal are to reduce the complexity for individuals, provide middle-class tax relief, and lower the tax rates on businesses. We believe these are the four most important points for business taxes and the economy: 1. propose a top corporate tax rate of 20%, down from 35%; 2. for non-corporate businesses, the tax rate would be reduced from the top personal rate to 25%; 3. immediate expensing for capital investments for at least five years and limiting the deduction for net interest; and 4. taxing at a reduced rate on a global basis the foreign profits of U.S. multinational corporations.

We believe tax reform would provide a significant boost to U.S. economic growth, and would be supportive of the high yield market at current valuations. That being said, tax reform can be difficult to implement. It took several years for the Tax Reform Act of 1986 to be passed. If reform is to occur by early 2018 (in time for

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017 (Unaudited)

the mid-term elections) then the pace of progress will have to pick up significantly. So far, the Republicans have yet to pass any major legislation promised during the 2016 campaign, and tax reform is more complicated and contentious than many other issues.

We continue to overweight the Gaming sector. This is a play on the improving health of the U.S. consumer. Within the Gaming sector, we have exposure to both Las Vegas and regional gaming facilities. In addition to Energy, we also continue to hold our overweight in the Metals/Mining sector, as commodity prices, such as iron ore and copper, have strengthened over the year.

We also remain underweight the Retail sector. There has been an overall shift in consumer consumption patterns, which has manifested itself in what some are calling the “Amazon Effect.” More consumers are making purchases online than in traditional brick-and-mortar stores. This has had a particularly negative impact on apparel retailers like J.Crew, Gap, and Gymboree (which recently filed for Chapter 11 bankruptcy protection).

We believe that investors still view the high yield market as attractive relative to other fixed income asset classes, particularly when comparing absolute yields. Fundamentals continue to improve, and the default rate continues to drop. In this type of environment, we believe spreads can remain range-bound, and yields could remain in their current context. Current risks in the market include the potential for China growth to slow down (which would have a negative impact on global growth), Fed mismanagement of monetary policy (tightening with lack of inflation or growth), geopolitical risk (North Korea, Iran), and the potential for increased inflation (the Fed could be behind the curve and would have to play catch-up with rate hikes). We believe that the probability of any of the risks occurring and having a direct impact on the high yield market is relatively low.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017 (Unaudited)

Definition of the Comparative Indices

Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the Fund or any stock in particular.

There is a risk of loss. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017 (Unaudited)

Growth of a $250,000 Investment

	ANNUALIZED TOTAL RETURN FOR PERIODS ENDED SEPTEMBER 30, 2017(1)
	1 Year Return	3 Year Return	Annualized Inception to Date
Nomura High Yield Fund, Class I Shares	8.74%	5.11%	6.55%
Bank of America Merrill Lynch U.S. High Yield Constrained Index	9.05%	5.88%	6.02%

(1)	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented from December 27, 2012 to December 7, 2014 is that of the Class I shares of the Predecessor Fund.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

SECTOR WEIGHTINGS†: (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 90.4%

	Face Amount	Value
AUTOMOTIVE — 1.5%
Allison Transmission
4.750%, 10/01/27 (A)	$75,000	$75,656
American Axle & Manufacturing
6.625%, 10/15/22	125,000	129,448
6.250%, 04/01/25 (A)	100,000	102,250
Cooper-Standard Automotive
5.625%, 11/15/26 (A)	100,000	102,500
Dana Holding
6.000%, 09/15/23	125,000	132,188
Delphi Jersey Holdings
5.000%, 10/01/25 (A)	100,000	102,000
Exide Technologies
4.000% cash/7.000% PIK, 04/30/20 (B) (C)	203,735	173,174
Goodyear Tire & Rubber
5.000%, 05/31/26	150,000	156,938
Lear
5.375%, 03/15/24	50,000	53,285
Navistar International
8.250%, 11/01/21	650,000	654,079
Tenneco
5.375%, 12/15/24	150,000	158,250
Tesla
5.300%, 08/15/25 (A)	50,000	48,953
Titan International
6.875%, 10/01/20	25,000	25,809

		1,914,530

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BANKING — 3.1%
Bank of America
8.000%, 12/29/49	$1,000,000	$1,015,549
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/49	100,000	113,188
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 12/29/49	25,000	28,313
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/49	275,000	303,531
Barclays
8.250%, VAR USD Swap Semi 30/360 5 Year Curr+6.705%, 12/29/49	400,000	423,370
Barclays Bank
7.750%, VAR USD Swap Semi 30/360 5 Year Curr+6.833%, 04/10/23	200,000	206,250
7.625%, 11/21/22	200,000	230,125
CIT Group
5.000%, 08/01/23	25,000	27,000
3.875%, 02/19/19	100,000	102,125
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/49	100,000	112,625
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/49	50,000	53,875
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/49	25,000	26,391
Goldman Sachs Group
5.700%, VAR ICE LIBOR USD 3 Month+3.884%, 12/29/49	25,000	25,875
5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 12/29/49	50,000	51,868
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 12/31/49	100,000	114,506
6.125%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/49	150,000	165,375
6.100%, VAR ICE LIBOR USD 3 Month+3.330%, 10/29/49	300,000	331,497
Nationstar Mortgage LLC
9.625%, 05/01/19	300,000	309,450
7.875%, 10/01/20	50,000	51,156
6.500%, 08/01/18	25,000	25,094
6.500%, 06/01/22	150,000	154,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BANKING — continued
Washington Mutual Bank Escrow
0.000%, 05/01/21 * (B)	$250,000	$2,000
Wells Fargo
5.900%, VAR ICE LIBOR USD 3 Month+3.110%, 12/29/49	50,000	54,500

		3,928,538

BASIC INDUSTRY — 7.1%
A. Schulman
6.875%, 06/01/23	50,000	52,125
Airxcel
8.500%, 02/15/22 (A)	150,000	159,390
AK Steel
7.625%, 10/01/21	75,000	78,375
Alcoa Nederland Holding
7.000%, 09/30/26 (A)	200,000	227,500
Aleris International
9.500%, 04/01/21 (A)	50,000	53,500
7.875%, 11/01/20	200,000	201,000
Alpha 3
6.250%, 02/01/25 (A)	200,000	204,500
American Builders & Contractors Supply
5.750%, 12/15/23 (A)	25,000	26,688
5.625%, 04/15/21 (A)	14,000	14,385
Appvion
9.000%, 06/01/20 (A) (B)	200,000	109,000
ArcelorMittal
7.250%, 03/01/41	170,000	202,088
6.750%, 02/25/22	25,000	28,678
5.750%, 08/05/20	25,000	27,313
Big River Steel LLC
7.250%, 09/01/25 (A)	150,000	159,525
Blue Cube Spinco
10.000%, 10/15/25	125,000	153,281
Builders FirstSource
5.625%, 09/01/24 (A)	50,000	53,063
10.750%, 08/15/23 (A)	500,000	572,499
Cascades
5.500%, 07/15/22 (A)	25,000	26,063
CF Industries
7.125%, 05/01/20	50,000	55,625
5.375%, 03/15/44	125,000	119,844

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Cleveland-Cliffs
5.750%, 03/01/25 (A)	$250,000	$240,937
Coeur Mining
5.875%, 06/01/24	50,000	50,188
Compass Minerals International
4.875%, 07/15/24 (A)	75,000	74,063
CPG Merger Sub LLC
8.000%, 10/01/21 (A)	100,000	103,750
Eco Services Operations LLC
8.500%, 11/01/22 (A)	75,000	78,281
First Quantum Minerals
7.250%, 04/01/23 (A)	200,000	206,500
FMG Resources August 2006
9.750%, 03/01/22 (A)	25,000	28,175
5.125%, 05/15/24 (A)	25,000	25,469
4.750%, 05/15/22 (A)	50,000	50,812
Freeport-McMoRan
6.750%, 02/01/22	125,000	130,938
6.500%, 11/15/20	775,000	793,793
5.450%, 03/15/43	150,000	140,906
4.000%, 11/14/21	150,000	151,500
2.300%, 11/14/17	325,000	325,105
Gibraltar Industries
6.250%, 02/01/21	50,000	51,463
Griffon
5.250%, 03/01/22 (A) (B)	150,000	152,250
5.250%, 03/01/22	50,000	50,750
Grinding Media
7.375%, 12/15/23 (A)	150,000	163,125
Hecla Mining
6.875%, 05/01/21	75,000	77,835
Hexion
13.750%, 02/01/22 (A)	175,000	144,375
10.375%, 02/01/22 (A)	125,000	120,625
10.000%, 04/15/20	25,000	24,063
9.000%, 11/15/20	450,000	298,124
6.625%, 04/15/20	25,000	22,500
Hillman Group
6.375%, 07/15/22 (A)	25,000	25,000
Hudbay Minerals
7.625%, 01/15/25 (A)	75,000	81,564
7.250%, 01/15/23 (A)	50,000	53,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
IAMGOLD
7.000%, 04/15/25 (A)	$75,000	$79,406
Kinross
5.125%, 09/01/21	50,000	53,875
4.500%, 07/15/27 (A)	75,000	75,844
Kissner Holdings LP
8.375%, 12/01/22 (A)	100,000	101,500
Koppers
6.000%, 02/15/25 (A)	25,000	26,938
Masonite International
5.625%, 03/15/23 (A) (B)	25,000	26,289
Mercer International
6.500%, 02/01/24	75,000	78,187
NOVA Chemicals
5.250%, 06/01/27 (A)	75,000	75,938
Novelis
6.250%, 08/15/24 (A)	40,000	41,808
NWH Escrow
7.500%, 08/01/21 (A)	50,000	45,625
Petra Diamonds US Treasury
7.250%, 05/01/22 (A) (B)	200,000	204,000
Scotts Miracle-Gro
5.250%, 12/15/26	50,000	52,875
SPCM
4.875%, 09/15/25 (A)	200,000	207,500
Standard Industries
5.375%, 11/15/24 (A)	75,000	80,085
Summit Materials LLC
6.125%, 07/15/23	50,000	53,000
5.125%, 06/01/25 (A)	25,000	25,823
Taseko Mines
8.750%, 06/15/22 (A)	175,000	178,500
Teck Resources
6.125%, 10/01/35	75,000	84,375
6.000%, 08/15/40	200,000	218,499
4.750%, 01/15/22	200,000	212,438
4.500%, 01/15/21	75,000	79,031
3.750%, 02/01/23	25,000	25,411
TPC Group
8.750%, 12/15/20 (A)	275,000	268,125
Trinseo Materials Operating SCA
5.375%, 09/01/25 (A)	125,000	128,906

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Tronox Finance
5.750%, 10/01/25 (A)	$125,000	$128,438
United States Steel
6.875%, 08/15/25	75,000	77,063
Valvoline
5.500%, 07/15/24 (A)	75,000	80,250
Venator Materials
5.750%, 07/15/25 (A)	50,000	52,125
Versum Materials
5.500%, 09/30/24 (A)	50,000	53,125
Zekelman Industries
9.875%, 06/15/23 (A)	25,000	28,250

		9,033,262

CAPITAL GOODS — 6.2%
Arconic
5.950%, 02/01/37	225,000	239,722
ARD Finance
7.125% cash/7.875% PIK, 09/15/23 (C)	200,000	214,000
Ardagh Packaging Finance
7.250%, 05/15/24 (A)	500,000	550,309
6.000%, 02/15/25 (A)	600,000	636,750
4.250%, 09/15/22 (A)	200,000	205,650
Avantor
9.000%, 10/01/25 (A) (B)	150,000	153,563
Ball
4.375%, 12/15/20	50,000	52,688
Beacon Roofing Supply
6.375%, 10/01/23	75,000	80,250
Berry Global
6.000%, 10/15/22	100,000	106,500
BlueLine Rental Finance
9.250%, 03/15/24 (A)	150,000	161,813
BMC East LLC
5.500%, 10/01/24 (A)	75,000	78,375
Bombardier
8.750%, 12/01/21 (A)	325,000	350,024
7.750%, 03/15/20 (A)	50,000	53,438
7.500%, 03/15/25 (A)	25,000	25,063
6.125%, 01/15/23 (A)	200,000	194,900
6.000%, 10/15/22 (A)	75,000	73,219
4.750%, 04/15/19 (A)	150,000	153,095

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
BWAY Holding
7.250%, 04/15/25 (A)	$475,000	$490,437
5.500%, 04/15/24 (A)	125,000	130,781
Cloud Crane LLC
10.125%, 08/01/24 (A)	200,000	222,500
Engility
8.875%, 09/01/24	50,000	55,063
Flex Acquisition
6.875%, 01/15/25 (A)	50,000	52,000
Great Lakes Dredge & Dock
8.000%, 05/15/22	50,000	52,125
Greif
7.750%, 08/01/19	200,000	218,999
H&E Equipment Services
5.625%, 09/01/25 (A)	100,000	105,750
International Lease Finance
5.875%, 04/01/19	25,000	26,342
JPW Industries Holding
9.000%, 10/01/24 (A)	75,000	77,063
Multi-Color
6.125%, 12/01/22 (A)	25,000	26,350
Owens-Brockway Glass Container
6.375%, 08/15/25 (A)	50,000	56,656
5.375%, 01/15/25 (A)	125,000	134,688
Park-Ohio Industries
6.625%, 04/15/27	50,000	54,125
Reynolds Group Issuer
5.750%, 10/15/20	1,000,000	1,018,800
5.125%, 07/15/23 (A)	50,000	52,243
Silgan Holdings
4.750%, 03/15/25 (A)	25,000	25,875
SPX FLOW
5.875%, 08/15/26 (A)	50,000	53,000
5.625%, 08/15/24 (A)	50,000	52,625
StandardAero Aviation Holdings
10.000%, 07/15/23 (A)	25,000	27,813
Tennant
5.625%, 05/01/25 (A)	50,000	52,125
TransDigm
6.500%, 05/15/25	75,000	77,438
6.375%, 06/15/26	175,000	179,704
6.000%, 07/15/22	125,000	130,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
Triumph Group
7.750%, 08/15/25 (A)	$125,000	$131,875
United Rentals North America
5.875%, 09/15/26	50,000	54,500
4.875%, 01/15/28	225,000	226,406
4.625%, 10/15/25	150,000	152,250
US Concrete
6.375%, 06/01/24	450,000	487,125
Vertiv Group
9.250%, 10/15/24 (A)	75,000	84,751
Wabash National
5.500%, 10/01/25 (A)	50,000	51,125

		7,889,893

CONSUMER CYCLICAL — 3.3%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (A)	86,000	88,763
5.000%, 10/15/25 (A)	275,000	281,187
5.000%, 10/15/25 (A)	100,000	102,250
99 Cents Only Stores LLC
11.000%, 12/15/19	75,000	63,375
Albertsons
6.625%, 06/15/24	125,000	117,031
5.750%, 03/15/25	225,000	199,125
BI-LO LLC
8.625% cash/9.375% PIK, 09/15/18 (A) (C)	52,343	17,011
CalAtlantic Group
5.250%, 06/01/26	25,000	25,969
5.000%, 06/15/27	200,000	202,624
Claire’s Stores
8.875%, 03/15/19	25,000	2,563
Constellation Merger Sub
8.500%, 09/15/25 (A)	225,000	221,625
Cumberland Farms
6.750%, 05/01/25 (A)	150,000	159,795
DriveTime Automotive Group
8.000%, 06/01/21 (A)	25,000	25,281
Group 1 Automotive
5.250%, 12/15/23 (A)	25,000	25,438
5.000%, 06/01/22	75,000	78,094
High Ridge Brands
8.875%, 03/15/25 (A)	100,000	95,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — continued
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/20 (A) (B) (D)	$50,000	$45,250
JC Penney
6.375%, 10/15/36	100,000	71,250
L Brands
6.750%, 07/01/36	275,000	267,382
Landry’s
6.750%, 10/15/24 (A)	450,000	456,187
Lennar
4.125%, 01/15/22	175,000	181,343
Lithia Motors
5.250%, 08/01/25 (A)	50,000	52,063
Nathan’s Famous
10.000%, 03/15/20 (A)	200,000	209,750
Penske Automotive Group
5.750%, 10/01/22	275,000	284,136
3.750%, 08/15/20	50,000	51,125
Revlon Consumer Products
6.250%, 08/01/24	125,000	97,187
5.750%, 02/15/21	25,000	21,938
Rite Aid
7.700%, 02/15/27	25,000	22,219
6.750%, 06/15/21	100,000	103,875
6.125%, 04/01/23 (A)	150,000	146,438
RSI Home Products
6.500%, 03/15/23 (A)	225,000	237,375
Sonic Automotive
6.125%, 03/15/27	100,000	103,000
Toll Brothers Finance
4.875%, 03/15/27	100,000	103,510

		4,159,909

CONSUMER NON-CYCLICAL — 2.0%
B&G Foods
5.250%, 04/01/25	100,000	102,249
Brand Energy & Infrastructure Services
8.500%, 07/15/25 (A)	100,000	108,500
Central Garden & Pet
6.125%, 11/15/23	50,000	53,500
Chobani LLC
7.500%, 04/15/25 (A)	175,000	191,406
Clearwater Seafoods
6.875%, 05/01/25 (A)	75,000	79,781

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER NON-CYCLICAL — continued
CSVC Acquisition
7.750%, 06/15/25 (A)	$150,000	$147,375
Eagle Holding II
7.625% cash/8.375% PIK, 05/15/22 (A) (C)	250,000	260,000
GW Honos Security
8.750%, 05/15/25 (A)	225,000	240,468
Hearthside Group Holdings LLC
6.500%, 05/01/22 (A)	70,000	72,100
HRG Group
7.875%, 07/15/19	50,000	51,013
7.750%, 01/15/22	100,000	104,874
Ingles Markets
5.750%, 06/15/23	50,000	49,125
JBS USA LUX
8.250%, 02/01/20 (A)	50,000	50,750
KeHE Distributors LLC
7.625%, 08/15/21 (A)	25,000	25,188
Lamb Weston Holdings
4.625%, 11/01/24 (A)	25,000	26,188
Pilgrim’s Pride
5.875%, 09/30/27 (A) (B)	75,000	77,063
5.750%, 03/15/25 (A) (B)	75,000	77,438
Pinnacle Foods Finance LLC
5.875%, 01/15/24	50,000	53,250
Post Holdings
5.750%, 03/01/27 (A)	225,000	232,874
Prestige Brands
5.375%, 12/15/21 (A)	50,000	51,688
Spectrum Brands
6.625%, 11/15/22	50,000	52,250
6.125%, 12/15/24	75,000	80,719
US Foods
5.875%, 06/15/24 (A)	125,000	131,563
Vector Group
6.125%, 02/01/25 (A)	75,000	77,813
William Lyon Homes
7.000%, 08/15/22	25,000	25,938
5.875%, 01/31/25	125,000	128,438
5.750%, 04/15/19	25,000	25,438

		2,576,989

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — 15.2%
Alliance Resource Operating Partners
7.500%, 05/01/25 (A)	$125,000	$130,156
Alta Mesa Holdings LP
7.875%, 12/15/24 (A)	175,000	189,875
American Midstream Partners LP
8.500%, 12/15/21 (A)	75,000	77,813
Antero Midstream Partners LP
5.375%, 09/15/24	300,000	311,999
Antero Resources
5.375%, 11/01/21	25,000	25,750
Ascent Resources Utica Holdings LLC
10.000%, 04/01/22 (A)	225,000	242,438
Bill Barrett
7.000%, 10/15/22	50,000	48,250
Blue Racer Midstream LLC
6.125%, 11/15/22 (A)	50,000	52,125
Calfrac Holdings LP
7.500%, 12/01/20 (A)	250,000	241,563
California Resources
8.000%, 12/15/22 (A)	800,000	522,999
Callon Petroleum
6.125%, 10/01/24	175,000	183,750
Carrizo Oil & Gas
7.500%, 09/15/20	225,000	230,063
6.250%, 04/15/23	125,000	127,500
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	250,000	285,313
5.125%, 06/30/27 (A)	100,000	103,500
Cheniere Energy Partners
5.250%, 10/01/25 (A)	100,000	102,500
Chesapeake Energy
8.000%, 01/15/25 (A)	325,000	329,062
8.000%, 01/15/25 (A)	125,000	126,563
6.875%, 11/15/20	300,000	310,499
6.625%, 08/15/20	153,000	158,355
5.375%, 06/15/21	75,000	71,813
CITGO Holding
10.750%, 02/15/20 (A)	375,000	405,938
CITGO Petroleum
6.250%, 08/15/22 (A)	50,000	51,750
Cloud Peak Energy Resources LLC
12.000%, 11/01/21	125,000	131,875
6.375%, 03/15/24	250,000	210,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Consolidated Energy Finance
6.750%, 10/15/19 (A)	$200,000	$203,750
Continental Resources
5.000%, 09/15/22	200,000	204,000
Covey Park Energy LLC
7.500%, 05/15/25 (A)	150,000	155,813
Crestwood Midstream Partners LP
6.250%, 04/01/23	250,000	259,063
5.750%, 04/01/25	50,000	51,250
CSI Compressco LP
7.250%, 08/15/22	50,000	46,500
CVR Refining LLC
6.500%, 11/01/22	50,000	51,250
Delek Logistics Partners LP
6.750%, 05/15/25 (A)	75,000	75,938
Denbury Resources
9.000%, 05/15/21 (A)	109,000	106,956
6.375%, 08/15/21	175,000	105,875
5.500%, 05/01/22	175,000	101,063
Denver Parent Escrow
0.000%, 08/01/21 * (B)	63,341	—
Diamond Offshore Drilling
7.875%, 08/15/25	50,000	53,063
Eclipse Resources
8.875%, 07/15/23	25,000	25,563
Energy Transfer Equity LP
7.500%, 10/15/20	700,000	791,874
EP Energy LLC
9.375%, 05/01/20	850,000	711,874
8.000%, 02/15/25 (A)	50,000	39,188
6.375%, 06/15/23	250,000	155,625
Exterran Energy Solutions LP
8.125%, 05/01/25 (A)	125,000	129,688
Extraction Oil & Gas
7.375%, 05/15/24 (A)	50,000	52,250
FTS International
6.250%, 05/01/22	150,000	138,000
Genesis Energy
6.500%, 10/01/25	75,000	74,531
Gibson Energy
6.750%, 07/15/21 (A)	9,000	9,315
Global Marine
7.000%, 06/01/28	25,000	25,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Gulfport Energy
6.375%, 05/15/25	$75,000	$76,219
6.000%, 10/15/24	150,000	151,875
Holly Energy Partners LP
6.000%, 08/01/24 (A)	75,000	79,031
Jonah Energy
7.250%, 10/15/25 (A) (B)	225,000	226,969
Jones Energy Holdings LLC
9.250%, 03/15/23	75,000	62,625
6.750%, 04/01/22	50,000	41,125
Laredo Petroleum
7.375%, 05/01/22	675,000	701,156
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23 (A)	200,000	211,000
Martin Midstream Partners LP
7.250%, 02/15/21	50,000	51,375
Matador Resources
6.875%, 04/15/23	25,000	26,594
MEG Energy
7.000%, 03/31/24 (A)	50,000	43,125
6.500%, 01/15/25 (A)	25,000	24,438
6.375%, 01/30/23 (A)	150,000	131,625
Midstates Petroleum Escrow
0.000%, 10/01/20 * (B)	100,000	—
MPLX LP
5.500%, 02/15/23	25,000	25,788
Murphy Oil
6.875%, 08/15/24	275,000	293,903
5.750%, 08/15/25	75,000	77,445
4.700%, 12/01/22	75,000	75,563
Murray Energy
11.250%, 04/15/21 (A)	650,000	389,999
Nabors Industries
5.500%, 01/15/23	75,000	73,875
5.000%, 09/15/20	50,000	51,250
4.625%, 09/15/21	25,000	24,650
NGPL PipeCo
4.875%, 08/15/27 (A)	100,000	105,035
4.375%, 08/15/22 (A)	125,000	130,000
Noble Holding International
7.750%, 01/15/24	175,000	156,188
Oasis Petroleum
6.875%, 03/15/22	50,000	51,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
6.500%, 11/01/21	$100,000	$102,500
Parsley Energy LLC
6.250%, 06/01/24 (A)	100,000	105,750
PBF Logistics LP
6.875%, 05/15/23	150,000	154,875
PDC Energy
6.125%, 09/15/24	125,000	131,250
Peabody Energy
6.375%, 03/31/25 (A)	50,000	51,563
6.000%, 03/31/22 (A)	75,000	77,719
Peabody Energy Escrow
0.000%, 03/15/22 * (B)	225,000	—
Precision Drilling
5.250%, 11/15/24	25,000	23,125
Quicksilver Resources Escrow
0.000%, 08/15/19 * (B)	325,000	—
Range Resources
5.875%, 07/01/22 (A)	50,000	51,875
5.000%, 08/15/22 (A)	325,000	326,218
Resolute Energy
8.500%, 05/01/20	275,000	281,188
Rice Energy
7.250%, 05/01/23	25,000	27,125
Rose Rock Midstream LP
5.625%, 07/15/22	75,000	74,250
Rowan
7.375%, 06/15/25	100,000	98,250
RSP Permian
6.625%, 10/01/22	25,000	26,313
Sanchez Energy
7.750%, 06/15/21	100,000	95,250
6.125%, 01/15/23	275,000	237,875
Sanjel
7.500%, 06/19/19 (A) (B) (E)	200,000	1,010
SemGroup
7.250%, 03/15/26 (A)	100,000	101,000
6.375%, 03/15/25 (A)	100,000	98,500
SESI LLC
7.750%, 09/15/24 (A)	125,000	129,687
7.125%, 12/15/21	125,000	128,125
Seven Generations Energy
6.875%, 06/30/23 (A)	150,000	159,750
5.375%, 09/30/25 (A) (B)	200,000	201,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Seventy Seven Energy Escrow
0.000%, 07/15/22 * (B)	$50,000	$—
SM Energy
6.750%, 09/15/26	200,000	201,000
6.500%, 11/15/21	75,000	76,125
6.500%, 01/01/23	25,000	25,313
6.125%, 11/15/22	350,000	352,624
5.625%, 06/01/25	100,000	95,500
Southern Star Central
5.125%, 07/15/22 (A)	75,000	77,719
Southwestern Energy
7.750%, 10/01/27	75,000	77,906
7.500%, 04/01/26	25,000	26,000
6.700%, 01/23/25	350,000	356,124
4.100%, 03/15/22	250,000	242,500
Summit Midstream Holdings LLC
5.750%, 04/15/25	25,000	25,500
5.500%, 08/15/22	200,000	202,000
Sunoco LP
6.375%, 04/01/23	25,000	26,688
6.250%, 04/15/21	350,000	367,622
5.500%, 08/01/20	155,000	159,844
Tallgrass Energy Partners LP
5.500%, 09/15/24 (A)	75,000	77,438
Targa Resources Partners LP
5.125%, 02/01/25	25,000	25,836
4.125%, 11/15/19	325,000	328,655
Tesoro Logistics LP
6.125%, 10/15/21	250,000	258,125
5.250%, 01/15/25	25,000	26,875
Transocean
9.350%, 12/15/41	100,000	96,500
9.000%, 07/15/23 (A)	175,000	189,437
7.500%, 04/15/31	125,000	114,375
6.000%, 03/15/18	73,000	74,278
5.800%, 10/15/22	25,000	24,688
Trinidad Drilling
6.625%, 02/15/25 (A)	75,000	70,500
Tullow Oil
6.000%, 11/01/20 (A)	200,000	199,500
Ultra Resources
6.875%, 04/15/22 (A)	25,000	25,531

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Vermilion Energy
5.625%, 03/15/25 (A)	$50,000	$50,375
Weatherford International
9.875%, 02/15/24 (A)	150,000	165,749
8.250%, 06/15/23	50,000	51,625
7.750%, 06/15/21	25,000	26,094
7.000%, 03/15/38	75,000	67,125
6.500%, 08/01/36	25,000	21,563
Whiting Petroleum
6.250%, 04/01/23	25,000	24,719
5.750%, 03/15/21	250,000	246,250
5.000%, 03/15/19	150,000	150,795
WildHorse Resource Development
6.875%, 02/01/25 (A)	150,000	150,188
Williams
7.875%, 09/01/21	75,000	88,500
7.500%, 01/15/31	25,000	30,125
3.700%, 01/15/23	25,000	25,000
WPX Energy
8.250%, 08/01/23	100,000	112,625
7.500%, 08/01/20	176,000	192,280

		19,434,020

FINANCIAL SERVICES — 5.6%
4finance
10.750%, 05/01/22 (A)	200,000	205,600
Aircastle
5.125%, 03/15/21	50,000	53,438
4.625%, 12/15/18	25,000	25,719
Alliance Data Systems
6.375%, 04/01/20 (A)	167,000	169,713
Ally Financial
8.000%, 12/31/18	75,000	80,415
7.500%, 09/15/20	25,000	28,188
5.125%, 09/30/24	75,000	81,503
4.125%, 03/30/20	25,000	25,813
3.750%, 11/18/19	75,000	76,838
3.500%, 01/27/19	25,000	25,438
3.250%, 11/05/18	350,000	353,499
Ardonagh Midco 3
8.625%, 07/15/23 (A)	200,000	211,000
ASP AMC Merger Sub
8.000%, 05/15/25 (A)	300,000	290,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued
BCD Acquisition
9.625%, 09/15/23 (A)	$50,000	$55,313
CNG Holdings
9.375%, 05/15/20 (A)	150,000	131,999
Community Choice Financial
10.750%, 05/01/19	50,000	44,750
CSTN Merger Sub
6.750%, 08/15/24 (A)	50,000	49,938
Exela Intermediate LLC
10.000%, 07/15/23 (A)	300,000	296,250
FBM Finance
8.250%, 08/15/21 (A)	225,000	241,875
First Quality Finance
5.000%, 07/01/25 (A)	25,000	25,844
FirstCash
5.375%, 06/01/24 (A)	50,000	52,375
Fly Leasing
6.375%, 10/15/21	200,000	209,750
Harland Clarke Holdings
9.250%, 03/01/21 (A)	325,000	337,187
8.375%, 08/15/22 (A)	150,000	160,875
6.875%, 03/01/20 (A)	25,000	25,813
Icahn Enterprises LP
6.250%, 02/01/22	200,000	209,000
6.000%, 08/01/20	325,000	335,586
4.875%, 03/15/19	150,000	151,463
Intelsat Connect Finance
12.500%, 04/01/22 (A)	247,000	242,832
iPayment
10.750%, 04/15/24 (A)	25,000	28,438
Jefferies Finance LLC
7.375%, 04/01/20 (A)	200,000	207,000
7.250%, 08/15/24 (A)	200,000	201,000
Ladder Capital Finance Holdings LLLP
5.875%, 08/01/21 (A)	150,000	153,938
5.250%, 03/15/22 (A)	100,000	103,250
MSCI
4.750%, 08/01/26 (A)	50,000	52,750
Navient
7.250%, 09/25/23	100,000	109,125
6.750%, 06/25/25	75,000	78,188
6.625%, 07/26/21	50,000	53,625
6.500%, 06/15/22	100,000	106,187

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued
5.875%, 03/25/21	$75,000	$79,219
5.000%, 10/26/20	25,000	25,781
Navient MTN
8.000%, 03/25/20	50,000	55,250
6.125%, 03/25/24	550,000	569,799
NFP
6.875%, 07/15/25 (A)	125,000	127,188
Springleaf Finance MTN
6.900%, 12/15/17	100,000	100,875
6.000%, 06/01/20	25,000	26,500
Tempo Acquisition
6.750%, 06/01/25 (A)	150,000	151,875
USIS Merger Sub
6.875%, 05/01/25 (A)	150,000	153,188
Vertiv Intermediate Holding
12.000% cash/13.000% PIK, 02/15/22 (A) (C)	325,000	366,843
VFH Parent LLC
6.750%, 06/15/22 (A)	75,000	78,281
Werner FinCo
8.750%, 07/15/25 (A)	150,000	152,250

		7,178,814

HEALTHCARE — 5.8%
Alere
6.500%, 06/15/20	50,000	51,000
Change Healthcare Holdings LLC
5.750%, 03/01/25 (A)	75,000	76,688
CHS/Community Health Systems
8.000%, 11/15/19	25,000	24,438
7.125%, 07/15/20	100,000	90,625
6.875%, 02/01/22	425,000	335,218
6.250%, 03/31/23	75,000	74,344
Concordia International
9.500%, 10/21/22 (A)	50,000	9,000
7.000%, 04/15/23 (A)	50,000	8,375
DaVita
5.750%, 08/15/22	50,000	51,281
DJO Finco
8.125%, 06/15/21 (A)	50,000	48,125
Endo Finance LLC
7.250%, 01/15/22 (A)	125,000	117,500
6.000%, 07/15/23 (A)	700,000	580,999

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTHCARE — continued
Envision Healthcare
6.250%, 12/01/24 (A)	$100,000	$107,625
5.625%, 07/15/22	150,000	156,938
HCA
7.580%, 09/15/25	1,250,000	1,449,999
5.375%, 02/01/25	400,000	422,500
HealthSouth
5.750%, 11/01/24	25,000	25,722
inVentiv Group Holdings
7.500%, 10/01/24 (A)	202,000	225,229
Kindred Healthcare
8.750%, 01/15/23	50,000	46,870
8.000%, 01/15/20	109,000	107,604
6.375%, 04/15/22	125,000	113,750
Mallinckrodt International Finance
5.625%, 10/15/23 (A)	50,000	46,813
5.500%, 04/15/25 (A)	25,000	22,625
Ortho-Clinical Diagnostics
6.625%, 05/15/22 (A)	100,000	98,500
Select Medical
6.375%, 06/01/21	125,000	129,375
Tenet Healthcare
8.125%, 04/01/22	325,000	331,500
7.500%, 01/01/22 (A)	50,000	53,063
7.000%, 08/01/25 (A)	75,000	70,688
6.750%, 02/01/20	25,000	25,813
6.750%, 06/15/23	250,000	240,312
4.625%, 07/15/24 (A)	100,000	99,125
Universal Hospital Services
7.625%, 08/15/20	150,000	152,625
Valeant Pharmaceuticals International
7.500%, 07/15/21 (A)	250,000	250,000
7.250%, 07/15/22 (A)	200,000	195,750
7.000%, 10/01/20 (A)	200,000	201,750
7.000%, 03/15/24 (A)	75,000	80,063
6.750%, 08/15/21 (A)	25,000	24,594
6.375%, 10/15/20 (A)	800,000	802,751
6.125%, 04/15/25 (A)	400,000	352,500
West Street Merger Sub
6.375%, 09/01/25 (A)	150,000	150,000

		7,451,677

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INSURANCE — 0.5%
AssuredPartners
7.000%, 08/15/25 (A)	$100,000	$102,625
Hub Holdings LLC
8.125% cash/8.875% PIK, 07/15/19 (A) (B) (C)	50,000	50,219
HUB International
7.875%, 10/01/21 (A) (B)	175,000	182,438
MBIA
7.150%, 07/15/27	25,000	27,281
MBIA Insurance
12.564%, VAR ICE LIBOR USD 3 Month+11.260%, 01/15/33 (A) (E)	125,000	60,625
MGIC Investment
5.750%, 08/15/23	75,000	82,688
Radian Group
5.250%, 06/15/20	30,000	31,425
4.500%, 10/01/24	100,000	102,250

		639,551

MEDIA — 9.9%
Altice Luxembourg
7.750%, 05/15/22 (A)	400,000	424,999
AMC Entertainment Holdings
6.125%, 05/15/27	75,000	74,438
5.875%, 11/15/26	100,000	98,500
Block Communications
6.875%, 02/15/25 (A)	100,000	109,030
Cablevision Systems
7.750%, 04/15/18	25,000	25,719
5.875%, 09/15/22	100,000	103,750
CBS Radio
7.250%, 11/01/24 (A)	100,000	107,250
CCO Holdings LLC
5.875%, 04/01/24 (A)	25,000	26,594
5.750%, 09/01/23	100,000	104,000
5.750%, 02/15/26 (A)	500,000	526,249
5.500%, 05/01/26 (A)	125,000	129,844
5.375%, 05/01/25 (A)	125,000	129,859
5.125%, 02/15/23	150,000	155,250
5.125%, 05/01/23 (A)	100,000	104,375
5.125%, 05/01/27 (A)	250,000	254,063
5.000%, 02/01/28 (A)	275,000	276,374
Cequel Communications Holdings I LLC
6.375%, 09/15/20 (A)	195,000	199,631

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
5.125%, 12/15/21 (A)	$585,000	$598,162
Charter Communications Operating LLC
5.375%, 05/01/47 (A)	25,000	25,965
Clear Channel International
8.750%, 12/15/20 (A)	25,000	26,375
Clear Channel Worldwide Holdings
7.625%, 03/15/20	300,000	297,374
6.500%, 11/15/22	125,000	129,375
CSC Holdings LLC
8.625%, 02/15/19	50,000	54,313
7.875%, 02/15/18	1,250,000	1,276,562
DISH DBS
7.875%, 09/01/19	75,000	82,125
6.750%, 06/01/21	50,000	55,125
5.875%, 11/15/24	550,000	578,297
5.125%, 05/01/20	300,000	315,284
5.000%, 03/15/23	100,000	102,938
EW Scripps
5.125%, 05/15/25 (A)	100,000	102,250
Gray Television
5.875%, 07/15/26 (A)	300,000	309,749
5.125%, 10/15/24 (A)	55,000	55,413
iHeartCommunications
12.000% cash/14.000% PIK, 02/01/21 (C)	104,563	15,162
10.000%, 01/15/18	100,000	56,000
9.000%, 12/15/19	75,000	57,563
iHeartCommunications Escrow
0.000%, 08/01/21 * (B)	77,750	—
Mediacom Broadband LLC
6.375%, 04/01/23	10,000	10,450
5.500%, 04/15/21	25,000	25,594
Midcontinent Communications
6.875%, 08/15/23 (A)	125,000	135,313
Nexstar Broadcasting
5.625%, 08/01/24 (A)	225,000	233,438
Outfront Media Capital LLC
5.625%, 02/15/24	25,000	26,156
Quebecor Media
5.750%, 01/15/23	50,000	54,563
RR Donnelley & Sons
6.000%, 04/01/24	30,000	28,163
Salem Media Group
6.750%, 06/01/24 (A)	25,000	26,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
SFR Group
7.375%, 05/01/26 (A)	$200,000	$216,250
6.000%, 05/15/22 (A)	1,400,000	1,464,750
Sinclair Television Group
6.125%, 10/01/22	225,000	232,594
5.125%, 02/15/27 (A)	75,000	73,219
Sirius XM Radio
3.875%, 08/01/22 (A)	250,000	256,925
TEGNA
6.375%, 10/15/23	50,000	53,375
4.875%, 09/15/21 (A)	25,000	25,688
Townsquare Media
6.500%, 04/01/23 (A)	150,000	152,813
Univision Communications
6.750%, 09/15/22	1,350,000	1,404,843
Urban One
9.250%, 02/15/20 (A)	75,000	71,438
Videotron
5.125%, 04/15/27 (A)	25,000	26,063
Wave Holdco LLC
8.250% cash/9.000% PIK, 07/15/19 (A) (C)	332,976	335,473
WaveDivision Escrow LLC
8.125%, 09/01/20 (A)	525,000	539,438
WMG Acquisition
5.000%, 08/01/23 (A)	50,000	51,813
Ziggo Bond Finance BV
6.000%, 01/15/27 (A)	150,000	155,625

		12,588,066

REAL ESTATE — 1.8%
Crescent Communities LLC
8.875%, 10/15/21 (A)	125,000	133,125
Equinix
5.375%, 04/01/23	225,000	235,305
5.375%, 05/15/27	175,000	190,750
FelCor Lodging LP
6.000%, 06/01/25	300,000	323,251
GEO Group
6.000%, 04/15/26	25,000	26,406
GLP Capital
4.375%, 11/01/18	375,000	382,968
Hunt
9.625%, 03/01/21 (A)	25,000	26,438

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
iStar
4.625%, 09/15/20	$75,000	$76,875
Kennedy-Wilson
5.875%, 04/01/24	150,000	155,063
MPT Operating Partnership LP
6.375%, 02/15/22	50,000	51,635
5.000%, 10/15/27	50,000	51,375
Realogy Group LLC
4.875%, 06/01/23 (A)	250,000	258,124
Sabra Health Care LP
5.500%, 02/01/21	50,000	51,443
SBA Communications
4.000%, 10/01/22 (A) (B)	200,000	201,000
Uniti Group
7.125%, 12/15/24 (A)	100,000	84,938

		2,248,696

SERVICES — 10.2%
Acosta
7.750%, 10/01/22 (A)	175,000	126,876
ADT
5.250%, 03/15/20	350,000	371,437
Ahern Rentals
7.375%, 05/15/23 (A)	300,000	276,000
Air Canada
7.750%, 04/15/21 (A)	375,000	428,437
Allegiant Travel
5.500%, 07/15/19	175,000	181,649
American Airlines Group
6.125%, 06/01/18	50,000	51,340
4.625%, 03/01/20 (A)	75,000	77,437
Aramark Services
5.125%, 01/15/24	150,000	159,563
Ashton Woods USA LLC
6.875%, 02/15/21 (A)	45,000	46,125
6.750%, 08/01/25 (A)	75,000	74,625
AV Homes
6.625%, 05/15/22	100,000	103,250
Beazer Homes USA
8.750%, 03/15/22	100,000	111,000
7.250%, 02/01/23	250,000	261,249
6.750%, 03/15/25	50,000	52,905
5.750%, 06/15/19	50,000	52,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Boyd Gaming
6.875%, 05/15/23	$325,000	$348,767
6.375%, 04/01/26	225,000	246,094
Brookfield Residential Properties
6.375%, 05/15/25 (A)	100,000	105,750
6.125%, 07/01/22 (A)	75,000	78,750
Cardtronics
5.500%, 05/01/25 (A)	75,000	76,914
Carlson Travel
9.500%, 12/15/24 (A)	202,000	192,405
Century Communities
6.875%, 05/15/22	175,000	185,675
5.875%, 07/15/25 (A)	100,000	100,750
Churchill Downs
5.375%, 12/15/21	100,000	103,625
Cinemark USA
5.125%, 12/15/22	75,000	77,344
Compiler Finance Sub
7.000%, 05/01/21 (A)	50,000	27,750
Covanta Holding
5.875%, 03/01/24	25,000	24,875
DAE Funding
5.000%, 08/01/24 (A)	100,000	102,750
4.500%, 08/01/22 (A)	175,000	179,791
4.000%, 08/01/20 (A)	100,000	102,250
Eldorado Resorts
7.000%, 08/01/23	25,000	27,156
6.000%, 04/01/25	175,000	184,660
Flexi-Van Leasing
7.875%, 08/15/18 (A)	100,000	100,500
Garda World Security
7.250%, 11/15/21 (A)	100,000	102,625
Gartner
5.125%, 04/01/25 (A)	50,000	52,875
Gateway Casinos & Entertainment
8.250%, 03/01/24 (A)	100,000	105,250
Golden Nugget
8.750%, 10/01/25 (A)	150,000	153,000
8.500%, 12/01/21 (A)	150,000	158,168
Herc Rentals
7.750%, 06/01/24 (A)	226,000	246,340
7.500%, 06/01/22 (A)	59,000	64,089

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Hilton Worldwide Finance
4.625%, 04/01/25	$50,000	$51,625
Intrepid Aviation Group Holdings LLC
6.875%, 02/15/19 (A)	50,000	49,313
Jack Ohio Finance LLC
10.250%, 11/15/22 (A)	75,000	82,125
Jacobs Entertainment
7.875%, 02/01/24 (A)	150,000	162,000
K Hovnanian Enterprises
10.000%, 07/15/22 (A)	25,000	26,000
8.000%, 11/01/19 (A)	50,000	50,500
7.000%, 01/15/19 (A)	75,000	72,938
KB Home
7.000%, 12/15/21	25,000	28,188
Lions Gate Entertainment
5.875%, 11/01/24 (A)	50,000	52,750
LTF Merger Sub
8.500%, 06/15/23 (A)	400,000	427,000
Mattamy Group
6.500%, 10/01/25 (A)	75,000	77,250
Meritage Homes
7.150%, 04/15/20	25,000	27,625
6.000%, 06/01/25	75,000	80,250
4.500%, 03/01/18	125,000	126,250
MGM Resorts International
8.625%, 02/01/19	25,000	27,063
6.750%, 10/01/20	475,000	524,874
Michael Baker Holdings LLC
8.875% cash/9.625% PIK, 04/15/19 (A) (C)	27,464	27,498
Midas Intermediate Holdco II LLC
7.875%, 10/01/22 (A)	100,000	101,750
Mohegan Gaming & Entertainment
7.875%, 10/15/24 (A)	325,000	348,562
National CineMedia LLC
5.750%, 08/15/26	25,000	23,563
NCL
4.750%, 12/15/21 (A)	150,000	156,000
4.625%, 11/15/20 (A)	75,000	77,063
New Enterprise Stone & Lime
10.125%, 04/01/22 (A)	200,000	216,500
Park Aerospace Holdings
5.250%, 08/15/22 (A)	325,000	338,853
4.500%, 03/15/23 (A)	25,000	25,028

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
3.625%, 03/15/21 (A)	$100,000	$100,500
Prime Security Services Borrower LLC
9.250%, 05/15/23 (A)	200,000	221,212
Regal Entertainment Group
5.750%, 03/15/22	75,000	77,625
5.750%, 06/15/23	452,000	467,819
Ritchie Bros Auctioneers
5.375%, 01/15/25 (A)	75,000	79,500
Scientific Games International
10.000%, 12/01/22	525,000	583,405
7.000%, 01/01/22 (A)	100,000	106,375
6.625%, 05/15/21	25,000	25,750
6.250%, 09/01/20	100,000	101,750
Shea Homes LP
6.125%, 04/01/25 (A)	200,000	207,500
Silversea Cruise Finance
7.250%, 02/01/25 (A)	75,000	80,625
Six Flags Entertainment
5.500%, 04/15/27 (A)	250,000	256,875
Station Casinos
5.000%, 10/01/25 (A)	350,000	351,714
TMS International
7.625%, 10/15/21 (A)	25,000	25,991
7.250%, 08/15/25 (A)	75,000	76,875
TRI Pointe Group
5.875%, 06/15/24	50,000	53,750
5.250%, 06/01/27	125,000	127,188
United Continental Holdings
6.000%, 12/01/20	25,000	27,375
4.250%, 10/01/22	50,000	50,438
US Airways Pass-Through Trust, Ser 2012-2, Cl C
5.450%, 06/03/18	25,000	25,468
Viking Cruises
6.250%, 05/15/25 (A)	25,000	25,906
5.875%, 09/15/27 (A)	100,000	100,595
Weekley Homes
6.625%, 08/15/25 (A)	100,000	97,250
Weekley Homes LLC
6.000%, 02/01/23	175,000	172,375
Wrangler Buyer
6.000%, 10/01/25 (A)	50,000	51,125
Wynn Las Vegas
5.250%, 05/15/27 (A)	250,000	254,998

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Wynn Macau
5.500%, 10/01/27 (A)	$200,000	$203,375
4.875%, 10/01/24 (A)	200,000	204,250
XPO Logistics
6.500%, 06/15/22 (A)	75,000	79,031
6.125%, 09/01/23 (A)	50,000	52,375

		12,992,317

TECHNOLOGY & ELECTRONICS — 8.3%
Advanced Micro Devices
7.500%, 08/15/22	173,000	196,355
7.000%, 07/01/24	242,000	257,125
Ascend Learning LLC
6.875%, 08/01/25 (A)	50,000	52,875
Avaya
9.000%, 04/01/19 (A) (B) (E)	100,000	85,500
7.000%, 04/01/19 (A) (B) (E)	200,000	170,000
Bankrate
6.125%, 08/15/18 (A)	25,000	25,069
BMC Software Finance
8.125%, 07/15/21 (A)	175,000	180,031
Booz Allen Hamilton
5.125%, 05/01/25 (A)	75,000	75,938
Boxer Parent
9.000% cash/9.750% PIK, 10/15/19 (A) (C)	50,000	50,063
Camelot Finance
7.875%, 10/15/24 (A)	225,000	242,999
CDW LLC
5.000%, 09/01/25	25,000	26,375
CommScope
5.000%, 06/15/21 (A)	125,000	128,594
Dell International
5.875%, 06/15/21 (A)	425,000	445,365
Diebold Nixdorf
8.500%, 04/15/24	75,000	81,583
Donnelley Financial Solutions
8.250%, 10/15/24	175,000	187,687
EMC
2.650%, 06/01/20	1,075,000	1,064,580
Everi Payments
10.000%, 01/15/22	125,000	136,250
First Data
7.000%, 12/01/23 (A)	725,000	775,967

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
Hughes Satellite Systems
6.625%, 08/01/26	$250,000	$268,124
Infor Software Parent LLC
7.125% cash/7.875% PIK, 05/01/21 (A) (C)	450,000	460,259
Infor US
6.500%, 05/15/22	135,000	140,652
Informatica LLC
7.125%, 07/15/23 (A)	50,000	50,500
j2 Cloud Services
6.000%, 07/15/25 (A)	100,000	105,125
JDA Escrow LLC
7.375%, 10/15/24 (A)	150,000	153,938
Match Group
6.375%, 06/01/24	100,000	109,250
Micron Technology
5.250%, 08/01/23 (A)	500,000	524,000
5.250%, 01/15/24 (A)	475,000	503,457
NCR
6.375%, 12/15/23	400,000	427,640
5.875%, 12/15/21	25,000	25,925
NXP
4.625%, 06/15/22 (A)	200,000	214,500
4.125%, 06/01/21 (A)	400,000	419,500
3.750%, 06/01/18 (A)	200,000	202,500
Qorvo
7.000%, 12/01/25	100,000	114,500
6.750%, 12/01/23	1,050,000	1,147,282
Rackspace Hosting
8.625%, 11/15/24 (A)	175,000	187,031
Solera LLC
10.500%, 03/01/24 (A)	150,000	171,518
Southern Graphics
8.375%, 10/15/20 (A)	125,000	127,344
SS&C Technologies Holdings
5.875%, 07/15/23	100,000	106,043
TTM Technologies
5.625%, 10/01/25 (A)	75,000	76,078
Veritas US
10.500%, 02/01/24 (A)	200,000	215,250
ViaSat
5.625%, 09/15/25 (A)	75,000	75,848
Western Digital
7.375%, 04/01/23 (A)	175,000	192,150

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
10.500%, 04/01/24	$250,000	$294,375
Zebra Technologies
7.250%, 10/15/22	37,000	39,243

		10,534,388

TELECOMMUNICATION SERVICES — 7.7%
CenturyLink
7.600%, 09/15/39	375,000	333,749
5.800%, 03/15/22	150,000	150,000
5.625%, 04/01/20	75,000	78,540
5.625%, 04/01/25	25,000	24,031
Cogent Communications Finance
5.625%, 04/15/21 (A)	75,000	77,063
Cogent Communications Group
5.375%, 03/01/22 (A)	75,000	79,219
Digicel Group
8.250%, 09/30/20 (A)	800,000	784,504
7.125%, 04/01/22 (A)	200,000	182,250
Embarq
7.995%, 06/01/36	150,000	153,000
Frontier Communications
8.500%, 04/15/20	20,000	19,450
11.000%, 09/15/25	350,000	299,250
10.500%, 09/15/22	825,000	721,874
Intelsat Jackson Holdings
9.750%, 07/15/25 (A)	625,000	632,812
8.000%, 02/15/24 (A)	75,000	80,813
7.250%, 10/15/20	50,000	48,375
Intelsat Luxembourg
7.750%, 06/01/21	262,000	170,300
6.750%, 06/01/18	88,000	85,470
Level 3 Financing
5.625%, 02/01/23	375,000	387,442
5.375%, 08/15/22	50,000	51,616
5.375%, 01/15/24	50,000	51,313
Nielsen Luxembourg
5.000%, 02/01/25 (A)	25,000	26,094
Nokia
3.375%, 06/12/22	25,000	25,281
Qwest
6.750%, 12/01/21	75,000	82,066
Radiate Holdco LLC
6.625%, 02/15/25 (A)	250,000	245,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Sprint Capital
8.750%, 03/15/32	$950,000	$1,217,187
6.875%, 11/15/28	525,000	589,312
Sprint Communications
9.250%, 04/15/22	100,000	124,000
9.000%, 11/15/18 (A)	468,000	503,099
T-Mobile USA
6.836%, 04/28/23	100,000	105,875
6.625%, 04/01/23	625,000	659,387
6.000%, 03/01/23	50,000	52,813
5.125%, 04/15/25	25,000	26,188
4.000%, 04/15/22	75,000	77,852
Wind Acquisition Finance
7.375%, 04/23/21 (A)	200,000	208,125
Windstream Holding of the Midwest
6.750%, 04/01/28	50,000	35,625
Windstream Services LLC
7.750%, 10/15/20	325,000	261,625
7.750%, 10/01/21	50,000	37,500
Xplornet Communications
9.625%, 06/01/22 (A)	25,000	26,719
Zayo Group LLC
6.000%, 04/01/23	900,000	957,104
5.750%, 01/15/27 (A)	100,000	106,250

		9,778,173

UTILITIES — 2.2%
AmeriGas Partners LP
5.750%, 05/20/27	100,000	102,750
5.500%, 05/20/25	125,000	129,063
Calpine
5.750%, 01/15/25	550,000	521,812
5.500%, 02/01/24	75,000	71,719
Dynegy
8.125%, 01/30/26 (A)	450,000	464,062
8.034%, 02/02/24	25,517	25,389
7.625%, 11/01/24	50,000	52,063
7.375%, 11/01/22	300,000	314,250
Ferrellgas Partners LP
8.625%, 06/15/20	100,000	95,500
6.750%, 01/15/22	25,000	24,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
GenOn Energy
7.875%, 06/15/17 (B) (E)	$100,000	$75,000
NextEra Energy Operating Partners
4.500%, 09/15/27 (A)	50,000	51,063
4.250%, 09/15/24 (A)	75,000	76,781
NRG Energy
7.250%, 05/15/26	50,000	53,875
6.625%, 03/15/23	200,000	207,250
6.625%, 01/15/27	75,000	78,938
NRG Yield Operating
5.000%, 09/15/26	100,000	104,500
Pattern Energy Group
5.875%, 02/01/24 (A)	100,000	106,000
Suburban Propane Partners LP
5.500%, 06/01/24	75,000	75,750
TerraForm Global Operating LLC
9.750%, 08/15/22 (A)	150,000	167,250
TerraForm Power Operating LLC
6.125%, 06/15/25 (A) (D)	25,000	26,750
Texas Competitive Escrow
0.000%, 10/01/20 * (B)	200,000	1,000

		2,825,140

Total Corporate Obligations (Cost $112,810,803)		115,173,963

LOAN PARTICIPATIONS — 4.0%

BASIC INDUSTRY — 0.5%
Berry Global, Term Loan, 1st Lien
3.490%, VAR LIBOR+2.250%, 01/19/24	49,750	49,857
Big River Steel LLC, Term Loan B, 1st Lien
6.333%, VAR LIBOR+5.000%, 08/23/23	75,000	76,125
Consolidated Container LLC, Initial Term Loan, 1st Lien
4.739%, VAR LIBOR+3.500%, 05/10/24	50,000	50,406
Hayward Industries, Term Loan B, 1st Lien
4.735%, VAR LIBOR+3.500%, 07/18/24	25,000	25,193
HD Supply Waterworks, Initial Term Loan B, 1st Lien
4.455%, VAR LIBOR+3.000%, 08/01/24	100,000	100,344

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

LOAN PARTICIPATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
MW Industries, Term Loan, 1st Lien
0.000%, 09/27/24 (F)	$75,000	$75,188
Priso Acquisition, Initial Term Loan, 1st Lien
4.239%, VAR LIBOR+3.000%, 05/08/22	49,494	49,742
Terex, Term Loan, 1st Lien
3.512%, VAR LIBOR+2.250%, 01/31/24	24,875	24,922
Unifrax I LLC, Term Loan B, 1st Lien
5.083%, VAR LIBOR+3.750%, 04/04/24	74,813	75,389
Venator Materials, Term Loan B, 1st Lien
4.312%, 08/08/24 (G)	50,000	50,281
Werner International Holding, Term Loan B, 1st Lien
7.250%, 06/22/24 (G)	25,000	25,117

		602,564

CAPITAL GOODS — 0.2%
Avolon, Term Loan B, 1st Lien
3.986%, VAR LIBOR+2.750%, 03/21/22	49,688	49,848
Columbus McKinnon, Term Loan B, 1st Lien
4.332%, VAR LIBOR+3.000%, 01/31/24	45,537	45,736
Duravant, Delayed Term Loan, 1st Lien
4.583%, VAR LIBOR+3.250%, 07/25/24	2,212	2,217
Duravant, Delayed Term Loan, 2nd Lien
8.485%, 07/25/25 (G)	319	322
0.000%, 07/25/25 (H)	2,340	18
Duravant, Revolving Term Loan, 1st Lien
0.000%, 07/19/24 (H)	664	1
Duravant, Term Loan, 1st Lien
4.556%, 07/25/24 (G)	22,124	22,165
Duravant, Term Loan, 2nd Lien
8.556%, 07/18/25 (G)	22,340	22,508
Flex Acquisition, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+3.000%, 12/29/23	124,688	125,136

		267,951

CONSUMER CYCLICAL — 0.3%
1011778 B.C. ULC / New Red Finance, Term Loan B-2, 1st Lien
3.583%, VAR LIBOR+2.250%, 02/16/24	19,419	19,414
3.485%, VAR LIBOR+2.250%, 02/16/24	30,331	30,323
LifeTime Fitness, Closing Date Term Loan
4.317%, VAR LIBOR+3.000%, 06/10/22	271,998	273,296

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

LOAN PARTICIPATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — continued
Revlon Consumer Products, Initial Term Loan B
4.739%, VAR LIBOR+3.500%, 09/07/23	$96,285	$86,516
4.735%, VAR LIBOR+3.500%, 09/07/23	27,465	24,679

		434,228

CONSUMER NON-CYCLICAL — 0.3%
BWAY Holding, Term Loan B, 1st Lien
4.481%, VAR LIBOR+3.250%, 04/03/24	224,438	225,339
Prestige Brands, Term Loan B-4, 1st Lien
3.985%, VAR LIBOR+2.750%, 01/26/24	111,861	112,550
Serta Simmons Bedding LLC, Term Loan, 2nd Lien
9.312%, VAR LIBOR+8.000%, 11/08/24	94,933	91,670

		429,559

ENERGY — 0.2%
California Resources, Term Loan, 1st Lien
11.609%, VAR LIBOR+10.375%, 12/31/21	25,000	26,756
Chesapeake Energy, Term Loan, 1st Lien
8.814%, VAR LIBOR+7.500%, 08/23/21	75,000	81,047
CITGO, Term Loan, 1st Lien
9.796%, VAR LIBOR+8.500%, 05/12/18	50,534	51,103
FTS International, Term Loan B, 1st Lien
0.000%, VAR LIBOR+4.750%, 04/16/21 (F)	25,000	23,461
Hercules Offshore, Term Loan, 1st Lien
10.500%, 05/06/20 (B)	15,962	11,971
HFOTCO LLC, Tranche B Term Loan, 1st Lien
4.800%, VAR LIBOR+3.500%, 08/19/21	24,250	24,364
Peabody Energy, Exit Term Loan, 1st Lien
4.735%, VAR LIBOR+3.500%, 03/31/22	51,128	51,496
Southcross, Tranche B Term Loan
5.500%, VAR PIK Interest+5.500%, 04/13/23 (B)	3,537	3,122

		273,320

FINANCIAL SERVICES — 0.4%
BCP Renaissance, Term Loan B, 1st Lien
0.000%, 10/31/24 (F)	150,000	151,805
iPayment, Initial Term Loan, 1st Lien
7.305%, VAR LIBOR+6.000%, 04/11/23	75,000	75,938
Orchard Acquisition LLC, Initial Term Loan, 1st Lien
7.313%, VAR LIBOR+6.000%, 02/08/19 (B)	39,087	18,794
Tempo Acquisition LLC, Term Loan B, 1st Lien
4.235%, VAR LIBOR+3.000%, 05/01/24	74,813	74,937

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

LOAN PARTICIPATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued
Thomas Reuters, Term Loan, 1st Lien
4.739%, VAR LIBOR+3.500%, 10/03/23	$74,252	$74,646
USI Holdings, Term Loan B, 1st Lien
4.314%, VAR LIBOR+3.000%, 05/16/24	75,000	74,875

		470,995

HEALTHCARE — 0.3%
21st Century Oncology, Term Loan, 1st Lien
7.425%, VAR LIBOR+6.125%, 04/30/22 (B)	24,563	23,310
Jaguar Holding, Term Loan B, 1st Lien
4.083%, VAR LIBOR+2.750%, 08/18/22	25,869	26,027
Jaguar Holding, Term Loan, 1st Lien
3.985%, VAR LIBOR+2.750%, 08/18/22	23,006	23,148
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 06/07/23	211,764	213,699
Opal Acquisition, Term Loan, 1st Lien
5.335%, 11/27/20	19,460	18,385
5.333%, VAR LIBOR+4.000%, 11/27/20	28,715	27,128
Surgery Center Holdings, Term Loan B, 1st Lien
0.000%, VAR LIBOR+3.250%, 06/20/24 (F)	50,000	49,672

		381,369

INSURANCE — 0.2%
Asurion LLC, Replacement B-5 Term Loan
0.000%, VAR LIBOR+3.000%, 11/03/23 (F)	50,000	50,281
Asurion LLC, Term Loan B-4, 1st Lien
3.985%, VAR LIBOR+2.750%, 08/04/22	95,551	95,945
Asurion LLC, Term Loan, 2nd Lien
7.235%, VAR LIBOR+6.000%, 08/04/25	50,000	51,224

		197,450

REAL ESTATE — 0.1%
DTZ U.S. Borrower LLC, Additional Term Loan
4.567%, VAR LIBOR+3.250%, 11/04/21	13,673	13,723
4.561%, VAR LIBOR+3.250%, 11/04/21	6,144	6,167
4.546%, VAR LIBOR+3.250%, 11/04/21	844	847
DTZ U.S. Borrower LLC, Initial Term Loan, 2nd Lien
9.561%, 11/04/22	6,383	6,409
RHP Hotel Properties LP, Term Loan B, 1st Lien
3.560%, VAR LIBOR+2.250%, 05/11/24	99,750	100,373

		127,519

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

LOAN PARTICIPATIONS — continued

	Face Amount	Value
SERVICES — 1.2%
Acosta, Tranche B-1 Term Loan, 1st Lien
4.489%, VAR LIBOR+3.250%, 09/26/21	$48,622	$43,213
Air Methods, Term Loan B, 1st Lien
4.796%, VAR LIBOR+3.500%, 04/22/24	73,758	72,897
Ancestry.com Operations, Term Loan, 2nd Lien
9.490%, VAR LIBOR+8.250%, 10/19/24	90,000	91,575
Caesars Entertainment, Term Loan B, 1st Lien
0.000%, 04/04/24 (F)	100,000	100,209
Chassix, Initial Term Loan, 1st Lien
12.000%, 07/29/19 (G)	39,614	39,911
CityCenter Holdings LLC, Term Loan B, 1st Lien
3.735%, VAR LIBOR+2.500%, 04/18/24	49,875	50,146
Everi Payments, Term Loan B, 1st Lien
5.735%, VAR LIBOR+4.500%, 05/09/24	99,750	100,772
Gateway Casinos, Term Loan, 1st Lien
5.083%, VAR LIBOR+3.750%, 02/22/23	99,750	100,529
Golden Nugget, Term Loan B, 1st Lien
0.000%, 10/04/23 (F) (G)	50,000	50,323
Lions Gate Entertainment, Term B Loan, 1st Lien
4.235%, VAR LIBOR+3.000%, 12/08/23	46,250	46,674
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.235%, VAR LIBOR+4.000%, 10/13/23	148,751	150,464
Parexel International, Term Loan B, 1st Lien
0.000%, 08/09/24 (F) (G)	75,000	75,610
RP Crown Parent, LLC, Initial Term Loan, 1st Lien
4.735%, VAR LIBOR+3.500%, 10/12/23	49,625	50,002
Scientific Games International, Term Loan B-4
4.485%, VAR LIBOR+3.250%, 08/14/24	15,993	16,040
Scientific Games International, Term Loan B-4, 1st Lien
4.522%, VAR LIBOR+3.250%, 08/14/24	59,007	59,183
Seminole Tribe of Florida, Term Loan B, 1st Lien
3.456%, 07/08/24	100,000	100,602
Sequa Mezzanine Holdings LLC, Initial Term Loan, 1st Lien
6.814%, VAR LIBOR+5.500%, 11/28/21	24,938	25,160
Syncreon Group Holdings, Term Loan
5.546%, VAR LIBOR+4.250%, 10/28/20	71,824	63,415
UFC Holdings LLC, Term Loan, 1st Lien
4.490%, VAR LIBOR+3.250%, 08/25/24	49,500	49,771

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

LOAN PARTICIPATIONS — continued

	Face Amount	Value
SERVICES — continued
UFC Holdings LLC, Term Loan, 2nd Lien
8.737%, VAR LIBOR+7.500%, 08/18/24	$100,000	$101,900
United Site Services, Term Loan B, 1st Lien
4.984%, VAR LIBOR+3.750%, 08/09/24	75,000	75,906
United Site Services, Term Loan B, 2nd Lien
8.894%, VAR LIBOR+7.750%, 08/25/25	75,000	75,625

		1,539,927

TECHNOLOGY & ELECTRONICS — 0.1%
CPI International Term Loan 1st Lien
4.734%, 07/26/24 (G)	50,000	50,063
Micron Technology, Term Loan, 1st Lien
3.800%, VAR LIBOR+2.500%, 04/26/22	49,748	50,173

		100,236

TELECOMMUNICATION SERVICES — 0.1%
Radiate Holdco LLC, Term Loan B, 1st Lien
4.235%, VAR LIBOR+3.000%, 02/01/24	99,500	98,303
Zayo Group LLC, Term Loan B-2, 1st Lien
3.487%, VAR LIBOR+2.250%, 01/19/24	89,370	89,588

		187,891

UTILITIES — 0.1%
Calpine, Term Loan B, 1st Lien
2.990%, VAR LIBOR+1.750%, 12/31/19	49,750	49,766
Texas Competitive, Term Loan B, 1st Lien
3.982%, VAR LIBOR+2.750%, 08/04/23	12,552	12,592
Vistra Operations LLC, Initial Term C Loan, 1st Lien
3.982%, VAR LIBOR+2.750%, 08/04/23	13,929	13,974
Vistra Operations LLC, Initial Term Loan, 1st Lien
3.985%, VAR LIBOR+2.750%, 08/04/23	48,062	48,217

		124,549

Total Loan Participations (Cost $5,145,045)		5,137,558

COMMON STOCK — 0.4%

	Shares	Value
ENERGY — 0.1%
Bonanza Creek Energy *	2,979	98,278
Hercules Offshore Escrow * (B)	3,570	2,678
Linn Energy LLC * (B)	899	32,499
Midstates Petroleum *	46	715

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Nine Point Energy Holdings * (B)	923	$12,922
Peabody Energy * (B)	187	5,425
Peabody Energy *	2,037	59,093
Sabine Oil & Gas *	13	585
Southcross Energy Partners GP * (B)	4	—
Southcross Energy Partners LP * (B)	4	2,160
Warren Resources * (B)	960	960

		215,315

INDUSTRIALS — 0.1%
Colt Defense, Cl B * (B)	676	—
Exide Technologies * (B)	162	154
UC Holdings * (B)	4,088	91,979

		92,133

INFORMATION TECHNOLOGY — 0.1%
Travelport Worldwide	6,809	106,901

TELECOMMUNICATION SERVICES — 0.0%
NII Holdings *	3,785	1,741

UTILITIES — 0.1%
Vistra Energy	3,425	64,013

Total Common Stock (Cost $569,558)		480,103

PREFERRED STOCK — 0.1%

ENERGY — 0.0%
Nine Point Energy Holdings, 0.000% * (B)	18	15,300
Peabody Energy, 0.000% * (B)	639	36,742

		52,042

FINANCIALS — 0.1%
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	1,749	50,704
Cowen, 8.250%	1,337	35,305

		86,009

INDUSTRIALS — 0.0%
General Finance, 8.125%	1,116	28,179

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

PREFERRED STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Seaspan, 6.375% (B)	1,249	$32,374

		60,553

Total Preferred Stock (Cost $170,150)		198,604

CONVERTIBLE BONDS — 0.1%

	Face Amount	Value
INDUSTRIALS — 0.1%
Exide Technologies
7.000% PIK 04/30/25 (B) (C)	$16,456	10,182
Meritor
4.000%, 02/15/19 (D)	75,000	87,984

		98,166

ENERGY — 0.0%
Chesapeake Energy
5.500%, 09/15/26 (A)	25,000	23,063

Total Convertible Bonds (Cost $99,863)		121,229

WARRANTS — 0.0%

	Number of Warrants	Value
Dynegy, Expires 02/02/24 *	1,215	292
Halcon Resources, Expires 09/09/20 *	291	160
iPayment, Expires 12/29/22 * (B)	44,936	1,348
Jack Cooper, Expires 10/29/27 * (B)	20	—
Midstates Petroleum, Expires 04/21/20 * (B)	329	20
Sabine Oil & Gas, Expires 04/13/26 *	7	37

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

WARRANTS — continued

	Number of Warrants	Value
UC Holdings, Expires 08/01/20 * (A) (B)	600	$3,899

Total Warrants (Cost $5,592)		5,756

RIGHTS — 0.0%

	Number of Rights	Value
Vistra Energy * (I) (Cost $—)	3,425	3,425

Total Investments — 95.0% (Cost $118,801,011)		$121,120,638

Percentages are based on Net Assets of $127,414,290.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of September 30, 2017 was $54,767,835 and represents 43.0% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of September 30, 2017 was $2,520,752 and represented 2.0% of Net Assets.
(C)	Distributions are paid-in-kind.
(D)	Step Bonds - The rate reported is rate in effect on September 30, 2017. The coupon on a step bond changes on a specified date.
(E)	Security in default on interest payments.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(H)	Unfunded bank loan. The total value of such securities as of September 30, 2017 was $19 and represented 0.0% of Net Assets.
(I)	Expiration date is unavailable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

Cl — Class

GP — General Partner

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of September 30, 2017 when valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$115,173,963	$—	$115,173,963
Loan Participations	—	5,137,558	—	5,137,558
Common Stock	369,250	110,853	—	480,103
Preferred Stock	146,562	52,042	—	198,604
Convertible Bonds	—	121,229	—	121,229
Warrants	489	5,267	—	5,756
Rights	—	3,425	—	3,425

Total Investments in Securities	$516,301	$120,604,337	$—	$121,120,638

Amounts	designated as “ —” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments at Value (Cost $118,801,011)	$121,120,638
Cash Equivalent	5,077,261
Interest Receivable	2,127,521
Receivable for Investment Securities Sold	1,706,900
Receivable for Capital Shares Sold	10,408

Total Assets	130,042,728

Liabilities:
Payable for Investment Securities Purchased	2,628,438

Total Liabilities	2,628,438

Net Assets	$127,414,290

Net Assets Consist of:
Paid-in Capital	$126,646,365
Undistributed Net Investment Income	31,655
Accumulated Net Realized Loss on Investments	(1,583,357)
Net Unrealized Appreciation on Investments	2,319,627

Net Assets	$127,414,290

Net Asset Value and Redemption Price Per Share (unlimited authorization – no par value) Class I Shares ($127,414,290 ÷ 13,168,356)	$ 9.68	*

*	Redemption price per share may be less if the shares are redeemed less than 30 days from the date of purchase. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
FOR THE YEAR ENDED SEPTEMBER 30, 2017

STATEMENT OF OPERATIONS
Investment Income
Interest Income	$6,890,104
Dividend Income	28,887
Less: Foreign Taxes Withheld	(6,082)

Total Investment Income	6,912,909

Expenses:
Investment Advisory Fees	539,362
Administration and Accounting Fees	128,971
Trustees’ Fees	23,825
Chief Compliance Officer Fees	5,841
Pricing Fees	125,446
Legal Fees	77,500
Transfer Agent Fees	53,099
Registration Fees	44,675
Audit Fees	30,090
Printing Fees	28,743
Custodian Fees	10,085
Insurance and Other Expenses	9,066

Total Expenses	1,076,703

Less: Investment Advisory Fees Waived	(456,434)

Net Expenses	620,269

Net Investment Income	6,292,640

Net Realized Gain on:
Investments	979,351

Net Realized Gain	979,351

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,948,590

Net Change in Unrealized Appreciation (Depreciation)	1,948,590

Net Realized and Unrealized Gain on Investments	2,927,941

Net Increase in Net Assets Resulting from Operations	$9,220,581

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2017	Year Ended September 30, 2016
Operations:
Net Investment Income	$6,292,640	$2,730,867
Net Realized Gain (Loss) on Investments	979,351	(1,473,106)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,948,590	4,048,546

Net Increase in Net Assets Resulting from Operations	9,220,581	5,306,307

Dividends and Distributions from:
Net Investment Income	(6,179,656)	(2,730,911)
Return of Capital	—	(11,126)

Total Dividends and Distributions	(6,179,656)	(2,742,037)

Capital Share Transactions(1)
Issued	123,058,806	69,669,941
Reinvestment of Distributions	1,282,705	959,913
Redeemed	(94,164,870)	(13,071,963)

Net Increase From Capital Share Transactions	30,176,641	57,557,891

Total Increase in Net Assets	33,217,566	60,122,161

Net Assets:
Beginning of Year	94,196,724	34,074,563

End of Year (including undistributed (distributions in excess of) net investment income of $31,655 and $(89,018), respectively)	$127,414,290	$94,196,724

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Class I Shares
	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015(1)	Year Ended September 30, 2014(1)	Period Ended September 30, 2013(1) (2)
Net Asset Value, Beginning of Period	$9.42	$8.95	$10.24	$10.23	$10.00

Income from Operations:
Net Investment Income(3)	0.56	0.58	0.65	0.65	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.24	0.46	(1.11)	0.20	0.22

Total from Operations	0.80	1.04	(0.46)	0.85	0.73

Redemption Fees(3)	—	—	— (4)	— (4)	—	(4)

Dividends and Distributions from:
Net Investment Income	(0.54)	(0.57)^	(0.65)	(0.70)	(0.50)
Net Realized Gains	—	—	(0.18)	(0.14)	—

Total Dividends and Distributions	(0.54)	(0.57)	(0.83)	(0.84)	(0.50)

Net Asset Value, End of Period	$9.68	$9.42	$8.95	$10.24	$10.23

Total Return †	8.74%	12.15%	(4.79)%	8.50%	7.39%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$127,414	$94,197	$34,075	$50,820	$48,030
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	0.58%	0.61%	0.71%	0.85%	0.85	%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.00%	1.49%	2.95%	2.60%	2.60	%*
Ratio of Net Investment Income to Average Net Assets	5.83%	6.37%	6.62%	6.24%	6.71	%*
Portfolio Turnover Rate	81%	116%	106%	114%	148	%**

(1)	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund.
(2)	The Predecessor Fund commenced operations on December 27, 2012.
(3)	Per share data calculated using average shares method.
(4)	Value is less than $0.01 per share.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
^	Includes a return of capital of less than $0.01 per share.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighteen funds. The financial statements herein are those of the Nomura High Yield Fund (the “Fund”). The investment objective of the Fund is to achieve current yield and capital growth. The Fund is a diversified fund that invests in a portfolio of high yield bonds that Nomura Asset Management U.S.A. Inc. (the “Adviser” or “NAM USA”) believes have good earnings growth potential and are undervalued in the market. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

For the year ended September 30, 2017, there were no transfers between Level 1, Level 2, or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period. For details of the investment classifications, refer to the Schedule of Investments for the Fund.

During the year ended September 30, 2017, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2017, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income monthly and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund imposes a 2.00% redemption fee on the current value of shares redeemed less than 30 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Fund are reported on the Statements of Changes in Net Assets. For the years ended September 30, 2017, and September 30, 2016, the Fund retained no redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended September 30, 2017, the Fund was charged $128,971 for these services.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.575% of the Fund’s average daily net assets until January 29, 2018. If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of September 30, 2017, fees for the Fund which were previously waived or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $387,788, $375,835 and $456,434 expiring in 2018, 2019 and 2020, respectively.

The Adviser has entered into an investment sub-advisory agreement with Nomura Corporate Research and Asset Management Inc. (“NCRAM”) to sub-advise the Fund, and pays the sub-adviser out of the advisory fee that it receives from the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

6. Capital Share Transactions:

	Year Ended September 30, 2017	Year Ended September 30, 2016
Share Transactions:
Class I Shares
Issued	12,790,918	7,607,398
Reinvestment of Distributions	133,112	110,494
Redeemed	(9,753,965)	(1,528,264)

Net Increase in Shares Outstanding	3,170,065	6,189,628

7. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the year ended September 30, 2017 were $106,030,733 and $75,630,202, respectively. There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to paydown gain adjustment, have been reclassified to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$7,689	$(7,689)	$—

These reclassifications have no impact on net assets or net asset value per share.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

The tax character of dividends and distributions declared during the years ended September 30, 2017 and September 30, 2016 were as follows:

	Ordinary Income	Return of Capital	Total
2017	$6,179,656	$—	$6,179,656
2016	2,730,911	11,126	2,742,037

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$112,760
Capital Loss Carryforwards	(1,285,799)
Unrealized Appreciation	2,022,072
Other Temporary Differences	(81,108)

Total Distributable Earnings	$767,925

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$229,817	$1,055,982	$1,285,799

During the year ended September 30, 2017, the Fund utilized $1,180,465 of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$119,098,566	$4,171,841	$(2,149,769)	$2,022,072

9. Other:

At September 30, 2017, 74% of total shares outstanding were held by three record shareholders, including omnibus accounts that were held on behalf of various individual shareholders.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Concentration/Risk:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

11. Regulatory Matters:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements, except as follows:

On May 5, 2017, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and American Century Investment Trust (“American Century”), a Massachusetts business trust, whereby the Fund would be reorganized into a newly-organized series of American Century, the High Income Fund (the “Acquiring Fund”). The Acquiring Fund and the Fund are expected to have substantially the same investment objective, policies, strategies, restrictions and risks. After the reorganization, American Century Investment Management, Inc. will serve as investment adviser to the Acquiring Fund and Nomura Corporate Research and Asset Management Inc., the investment subadviser of the Fund, will serve as investment sub-adviser to the Acquiring Fund. As a result, it is expected that the Acquiring Fund will have the same portfolio management team as the Fund. Nomura Asset Management U.S.A. Inc. (“NAM U.S.A.”), the Fund’s investment adviser, will not serve as an investment adviser or sub-adviser to the Acquiring Fund.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

Shareholders of record of the Fund on July 17, 2017 received a proxy statement/ prospectus that contained important information about the reorganization and the Acquiring Fund in which they would own shares upon closing of the reorganization, including information about investment strategies and risks, expenses and fees, including the Acquiring Fund’s unified management fee. On September 15, 2017, shareholders of record of the Fund voted to approve the reorganization, and effective October 2, 2017, the Fund was reorganized into the Acquiring Fund.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III

and Shareholders of Nomura High Yield Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura High Yield Fund (one of the series constituting The Advisors’ Inner Circle Fund III (the “Trust”)) as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods presented through September 30, 2014 were audited by other auditors whose report dated November 28, 2014, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures when replies from brokers or others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nomura High Yield Fund (one of the series constituting The Advisors’ Inner Circle Fund III) at September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 29, 2017

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2017 through September 30, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 04/01/17	Ending Account Value 09/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,034.30	0.58%	$2.93
Hypothetical 5% Return	1,000.00	1,022.19	0.58%	2.91
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

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THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may be deemed to be an “interested”

Name and Year of Birth	Position with Trust and length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES2 3
William M. Doran (Born: 1940)	Chairman of Board of Trustees (Since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY NADEL (Born: 1958)	Trustee (Since 2016)	Self-Employed Consultant since 2004.
1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 18 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

person of the Trust as that term is defined in the 1940 Act by virtue of his affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-777-7818. The following chart lists Trustees and Officers as of September 30, 2017.

Other Directorships

Held in the Past Five Years4

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments — Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017.

Current Directorships: Trustee of City National Rochdale Funds, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. Member of Independent Committee of Nuveen Commodities Asset Management.

Former Directorship: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017.

Current Directorships: Trustee of AXA Premier VIP Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust and JP Morgan Active ETFs.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017.

Current Directorships: Trustee of City National Rochdale Funds, Winton Diversified Opportunities Trust (closed-end investment company) and Gallery Trust. Director of Lapolla Industries, Inc.

Former Directorships: Trustee of Rochdale Investment Trust to 2013. Trustee of Winton Series Trust to 2017.

4	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupations During the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]

RANDALL S. YANKER (Born: 1960)	Trustee (Since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

OFFICERS

MICHAEL BEATTIE (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
ROBERT A. NESHER (Born: 1946)	Vice Chairman (Since 2014)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.
1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.
3	Trustees oversee 18 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorship: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years
OFFICERS (continued)
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010.
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (Since 2015) AML Officer (Since 2015)	Anti-Money Laundering Compliance Officer and Privacy Officer since 2015. Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007 to April 2011.
LISA WHITTAKER (Born: 1978)	Vice President and Assistant Secretary (Since 2014)	Attorney, SEI Investments Company (2012-present). Associate Counsel and Compliance Officer, The Glenmede Trust Company, N.A. (2011-2012).

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a September 30, 2017 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2017, the Fund is designating the following items with regard to distributions paid during the period.

Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
0.00%	100.00%	100.00%	0.25%	0.29%	0.00%	97.43%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.
(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividend” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2017

SHAREHOLDER VOTING RESULTS (Unaudited)

A Special Meeting of Shareholders of Nomura High Yield Fund, a series of The Advisors’ Inner Circle Fund III, was held September 15, 2017 for the purpose of considering and approving an Agreement and Plan of Reorganization, pursuant to which the High Income Fund (the “American Century Fund”), a new series of American Century Investment Trust (“Acquiring Trust”), would acquire all the assets of, and assume the liabilities of, the Nomura High Yield Fund (the “Nomura Fund”) in exchange for Y Class shares of the American Century Fund to be distributed to the shareholders of the Nomura Fund and the dissolution and termination of the Nomura Fund (the “Reorganization”). The motion was approved with the following voting results:

	Total Shares Voted	% of Outstanding Shares Voted	% of Shares Voted
Affirmative	7,739,539	68.22%	99.60%
Against	27,515	0.24%	0.35%
Abstain	3,688	0.03%	0.05%
Total	7,770,742	68.49%	100.00%

Nomura High Yield Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-777-7818

Investment Adviser:

Nomura Asset Management U.S.A. Inc.

Worldwide Plaza

309 West 49th Street

New York, New York 10019

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

NAM-AR-001-0300

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics, dated October 2017, that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics since this code of ethics was adopted.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“EY”) related to the Advisors’ Inner Circle Fund III (the “Trust”).

EY billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$56,975	N/A	N/A	$30,090	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the two fiscal years as follows:

		2017			2016
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$335,100	$0	N/A	$238,400	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$270,028	$0	$0	$225,000
(d)	All Other Fees	$0	$0	$14,003	$0	$0	$77,970

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)    The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided, that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2)    Percentage of fees billed by E&Y applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	2017	2016
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(e)(2)    Percentage of fees billed by PwC applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	2017	2016
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)    Not applicable.

(g)    The aggregate non-audit fees and services billed by EY for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $64,476 and $0 for 2017 and 2016, respectively.

(g)     The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $284,031 and $302,970 for 2017 and 2016, respectively.

(h)    During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §270.30a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR §270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR §270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and Chief Financial Officer

Date: December 7, 2017